Intangible assets (Tables)	12 Months Ended
Dec. 31, 2020
Intangible assets and goodwill [abstract]
Schedule of rollforward of intangible assets
Breakdown and changes in intangible assets:

	Consolidated
Description	Weighted average rate (p.a.)	December 31, 2019	Acquisitions	Disposals/write-offs	December 31, 2020

Cost
Goodwill for expected future profitability (a)	—	753,502	57,446	—	810,948
Airport operating license (b)	—	82,196	—	—	82,196
Software	—	489,904	109,587	(6,157)	593,334
		1,325,602	167,033	(6,157)	1,486,478
Amortization
Software	16%	(238,118)	(78,151)	59	(316,210)
		(238,118)	(78,151)	59	(316,210)

Total intangible assets, net		1,087,484	88,882	(6,098)	1,170,268

	Consolidated
Description	Weighted average rate (p.a.)	December 31, 2018	Additions	Disposals/write-offs	December 31, 2019

Cost
Goodwill for expected future profitability (a)	—	753,502	—	—	753,502
Airport operating license (b)	—	82,196	—	—	82,196
Software	—	357,457	132,447	—	489,904
		1,193,155	132,447	—	1,325,602

Amortization
Software	17%	(176,599)	(61,519)	—	(238,118)
		(176,599)	(61,519)	—	(238,118)

Total intangible assets, net		1,016,556	70,928	—	1,087,484

(a)
Goodwill for expected future profitability arises from the acquisition of Tudo Azul S.A. in 2012 and Azul Conecta in 2020. The amount of R$810,948 refers to the consideration transferred, less the fair value of assets acquired and liabilities assumed, net.

(b)	As part of the allocation of the purchase price for the acquisition of Tudo Azul S.A., the Company recognized the value of operating licenses for certain airports and has an indefinite useful life.

Disclosure of intangible assets with indefinite useful life	Sensitivity analysis of the impairment test of intangible assets without a finite useful life

	December 31,
	2020		2019
	Goodwill for expected future profitability	Airport operating license	Goodwill for expected future profitability	Airport operating license

Carrying amount	810,948	82,196	753,502	82,196
Carrying amount – CGU	6,410,447	—	9,553,643	—
Value in use	32,227,871	1,726,007	34,595,386	3,219,401

Pre-tax discount rate	10.3%	8.5%	8.8%	9.8%
Growth rate in perpetuity	3.0%	3.0%	3.4%	3.4%